Redeemable Noncontrolling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Redeemable Noncontrolling Interests
9.
Redeemable Noncontrolling Interests
The changes in the components of redeemable noncontrolling interests are presented in the table below:

	For the nine months ended September 30,
	2021	2020
Redeemable noncontrolling interest, beginning balance	$18,311	$3,411
Cash contributions	—	10,681
Cash distributions	(845)	(216)
Redemption of redeemable noncontrolling interests	(1,630)	—
Net (loss) income attributable to redeemable noncontrolling interest	(669)	538

Redeemable noncontrolling interest, ending balance	$15,167	$14,414

11.
Redeemable Noncontrolling Interests
The changes in the components of redeemable noncontrolling interests are presented in the table below:

	For the year ended December 31,
	2020	2019
Redeemable noncontrolling interest, beginning balance	$3,411	$943
Cash contributions	10,681	2,088
Cash distributions	(411)	(260)
Assumed noncontrolling interest through business combination	4,380	—
Net income (loss) attributable to noncontrolling interest	250	640

Redeemable noncontrolling interest, ending balance	$18,311	$3,411